Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Reconciliation of the changes in property and equipment assets
The following table reconciles the change in TransGlobe's property and equipment assets:

	PNG	Other
(000s)	Assets	Assets	Total
Balance at December 31, 2015	$545,551	$13,957	$559,508
Acquisitions through business combination	59,475	—	59,475
Additions	6,618	615	7,233
Asset retirement obligations	12,099	—	12,099
Transfer from exploration and evaluation assets	2,150	—	2,150
Balance at December 31, 2016	625,893	14,572	640,465
Additions	20,301	953	21,254
Changes in estimate for asset retirement obligations	(236)	—	(236)
Transfer from exploration and evaluation assets	2,271	—	2,271
Foreign exchange	4,602	—	4,602
Balance at December 31, 2017	$652,831	$15,525	$668,356

Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2015	$388,954	$8,990	$397,944
Depletion, depreciation and amortization for the year	26,912	1,337	28,249
Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2016	415,866	10,327	426,193
Depletion, depreciation and amortization for the year	35,984	1,713	37,697
Balance at December 31, 2017	$451,850	$12,040	$463,890

Net Book Value
At December 31, 2016	$210,027	$4,245	$214,272
At December 31, 2017	$200,981	$3,485	$204,466